DEBT INSTRUMENTS IN ISSUE - Debt instruments in issue by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 7,409,693	$ 11,275,216
No more than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	1,048,169	1,297,811
More than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 6,361,524	$ 9,977,405